STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION [Text Block]
5.	STOCK-BASED COMPENSATION

Stock-based compensation includes grants of stock options and purchase warrants to eligible directors, employees and consultants as determined by the Board of Directors.

Stock option plans - On March 27, 2007, the Board of Directors adopted the 2007 Stock Incentive Plan (the “Plan”). Under the terms of the Plan, options to purchase up to 6,000,000 shares of the common stock, subject to an increase each quarter equal to 15% of the increase in the total number of outstanding shares during the previous quarter, may be granted to officers, directors, employees and eligible consultants. As of December 31, 2012, the Company had granted 10,441,916 options under the Plan, of which, 9,487,197 were outstanding.

Stock warrants - Upon approval of the Board of Directors, the Company grants stock warrants to consultants for services performed.

Valuation of awards - At December 31, 2012, the Company had options outstanding that vest on three different types of vesting schedules:

1.	Service-based;

2.	Performance-based; and

3.	Market-based.

For service-based and performance-based stock option grants the Company utilizes the Binomial Lattice pricing model to estimate the fair values of options and warrants granted in exchange for services. For market-based stock option grants the Company utilizes a combination of a Monte Carlo simulation and a Trinomial Lattice function to estimate the fair values of options in exchange for services. The Company used the following assumptions to estimate the fair value of the options granted:

	2012	2011

Dividend yield	-	-
Expected volatility	70.84% - 82.80%	68.66% - 83.36%
Risk-free interest rate	0.11% - 1.96%	0.33% - 2.31%
Expected life (years)	0.10 - 5.82	2.75 - 7.88

Inputs used in these models are determined as follows:

1.

The expected life represents the weighted-average period the awards are expected to remain outstanding and is a derived output of the option pricing models. The expected life is impacted by all of the underlying assumptions and calibration of the Company’s models.

2.	The requisite service period for market-based stock option awards is a derived output of the hybrid Monte Carlo-Trinomial Lattice model.

3.	Volatility is based on the average historical volatility levels of a representative peer group.

4.	The risk-free interest rate is based on the implied yield available on U.S. Treasury zero- coupon issues over the equivalent contractual lives of the options.

During the year ended December 31, 2012, the Company granted and modified stock based awards as follows:

a)

On November 30, 2012, the Company extended the expiration date of 200,000 stock options from December 17, 2012 to June 30, 2013. The options were originally granted on December 17, 2009 and had an exercise price of $0.55 per share. The modification resulted in $2,926 of additional compensation expense.

b)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

On the grant date, the Company determined that achievement of the performance conditions was probable. The Company’s best estimate of the requisite service period was determined to be fourteen months from the grant date. The Company reviewed and confirmed these determinations at December 31, 2012.

c)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon the Company’s stock price achieving defined targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

d)

On April 23, 2012, the Company granted non-qualified stock options to Company’s independent director under the Plan for an aggregate of 200,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. The options will automatically vest and become exercisable upon the occurrence of a change in control.

On the grant date, the Company determined that achievement of the performance conditions was probable. The Company’s best estimate of the requisite service period was determined to be fourteen months from the grant date. The Company reviewed and confirmed these determinations at December 31, 2012.

e)

On April 23, 2012, the Company granted 200,000 options under the Plan exercisable at $0.90 per share to the Company’s independent director. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

f)

On April 23, 2012, the Company granted 37,500 options under the Plan exercisable at $0.90 per share to an employee. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

g)

On April 23, 2012, the Company granted 400,000 options and 100,000 options under the Plan exercisable at $0.90 per share to consultants. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

During the year ended December 31, 2011, the Company granted and modified stock-based awards as follows:

a)

On December 13, 2011, the Company extended the expiration date of 3,200,000 stock options from March 20, 2012 to March 30, 2017. The options were originally granted on March 30, 2007, were immediately vested and had an exercise price of $0.05 per share. The Company calculated the fair value of the stock options before and after the modification. The fair value of the stock options was unchanged and accordingly, no additional expense was recognized.

b)

On October 4, 2011, the Company granted stock options under the Plan for the purchase of 37,500 shares of common stock at $0.75 per share. The options were granted to an employee, are fully vested and expire on September 30, 2014.

c)

On August 24, 2011, the Company granted stock options under the Plan for the purchase of 975,000 shares of common stock at $0.75 per share. The options were granted to officers and employees. 343,750 of the options were immediately vested. 631,250 of the options vest at various dates through December 31, 2013. All of the options expire five years after the date that they vest.

d)

On August 24, 2011, the Company granted stock options under the Plan for the purchase of 300,000 shares of common stock at $0.75 per share to officers of the Company. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. At December 31, 2011, management determined that achievement of the performance conditions was probable. The Company reviewed and confirmed this determination at December 31, 2012.

e)

On August 24, 2011, the Company granted stock options under the Plan for the purchase of 300,000 shares of common stock at $0.75 per share to officers of the Company. The options vest upon the Company’s stock achieving certain market- based targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement.

f)

On August 9, 2011, the Company granted stock warrants for the purchase of 500,000 shares of common stock at $0.75 per share to a consultant. 25% of the warrants were immediately vested and the remaining warrants vest 25% on September 20, 2011, December 31, 2011 and March 31, 2012. The warrants expire on June 30, 2014.

g)

On April 8, 2011, the Company granted stock options under the Plan for the purchase of 200,000 shares of common stock at $0.36 per shares to a director. 50,000 of the options were immediately vested with the remaining options vesting 50,000 each on June, 30, 2011, September 30, 2011 and December 30, 2011. The options expire five years after the date that they vest.

h)

On March 21, 2011, the Company granted stock options under the Plan for the purchase of 100,000 shares of common stock at $0.23 per share. The options were granted to a consultant of the Company, are fully vested and expire on March 20, 2016. The exercise price of the stock options was less than the closing price of the Company’s common stock which was $0.26 on the grant date.

The total expense for the years ended December 31, 2012 and 2011 related to the granting, vesting and modification of all stock-based compensation awards was $887,219 and $1,180,667, respectively. Such expenses are included in general and administrative expense and mineral exploration and evaluation expense. For the years ended December 31, 2012 and 2011, the recognized related tax benefit was $310,527 and $413,233, respectively.

The following table summarizes the Company’s stock-based compensation activity for the years ended December 31, 2012 and 2011:
				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2010	9,412,197	$0.38	$0.50	2.79
Options/warrants granted	2,412,500	0.26	0.70	5.70
Options/warrants exercised	-	-	-	-
Options/warrants expired	(37,500)	0.52	1.88	-
Options/warrants cancelled	(200,000)	0.19	0.53	-

Outstanding, December 31, 2011	11,587,197	0.41	0.54	3.93
Options/warrants granted	2,537,500	0.42	0.90	6.45
Options/warrants exercised	(100,000)	0.05	0.05	-
Options/warrants expired	(37,500)	0.55	1.88	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2012	13,987,197	$0.37	$0.60	3.58	$2,097,900

Exercisable, December 31, 2012	11,387,197	$0.37	$0.55	2.70	$2,097,900

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the year ended December 31, 2012 in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable

For the year ended December 31, 2012, the Company received $5,000 from the exercise of stock options. The related tax benefit amounted to $29,750. The total intrinsic value of the options exercised was $85,000. No options or warrants were exercised during the year ended December 31, 2011.

The following table summarizes the changes of the Company’s stock-based compensation awards subject to vesting for the year ended December 31, 2012:

		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2011	1,345,832	$0.31
Granted	2,353,125	0.42
Vested	(1,098,957)	(0.35)
Forfeited	-	-

Unvested, December 31, 2012	2,600,000	$0.39

For the years ended December 31, 2012 and 2011, the total fair value of shares vested was $433,680 and $1,411,769, respectively. As of December 30, 2012, there was $512,592 of total unrecognized compensation cost related to unvested stock-based compensation awards. The weighted average period over which this cost will be recognized was 0.76 years as of December 31, 2012.